Segment Information - Schedule of Revenue and Profit Information and Certain Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)		Mar. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Revenue	₨ 1,311,917		$ 17,292	₨ 868,630		₨ 835,446
Depreciation and amortisation	(91,148)		(1,201)	(81,178)		(100,490)
Impairment reversal/(charge)	62,745		827	0		(148,022)
Cost of sales and expenses	(858,956)		(11,321)	(595,015)		(625,343)
Other items	(8,049)		(108)	(3,145)		(1,525)
Exploration Cost written off	(26,181)		(345)	0		0
Asset under construction written off	(701)		(9)	(2,440)		0
Segment profit/(loss)	389,627		5,135	186,852		(39,934)
Investment and other income	19,947		263	32,177		25,714
Finance and other costs	(49,427)		(651)	(52,955)		(54,557)
(Loss)/Profit before tax	360,147		4,747	166,074		(68,777)
Financial assets investments	1,472			1,532		911	$ 19		$ 20
Deferred tax asset	64,537			73,958			851
Short-term investments	235,932			281,775			3,110
Cash and cash equivalents (including restricted cash and cash equivalents)	91,383			49,563			1,205
Income tax assets	27,877			27,549			367
Loans to related party				70,712
Others	70,476			12,779			929
Total assets	1,929,507			1,771,247			25,432
Borrowings	530,967	[1]		569,222	[1]	579,475	6,999	[1]	$ 7,503
Current tax liabilities	9,192			2,792			121
Deferred tax liabilities	52,988			21,894			698
Others	13,588			21,554			181
Total liabilities	1,122,385			1,037,198			14,795
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	120,469		1,588	69,155		119,668
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,311,917		17,292	868,630		835,446
Segment profit/(loss)	452,961		$ 5,971	273,615		210,103
Total assets	1,437,830			1,253,379			18,951
Total liabilities	515,650			421,736			$ 6,796
Copper segment [member]
Disclosure of operating segments [line items]
Revenue	151,511			108,879		90,517
Depreciation and amortisation	(1,467)			(1,533)		(1,471)
Impairment reversal/(charge)						(6,692)
Cost of sales and expenses	(152,642)			(110,650)		(93,420)
Other items	(2,126)			(2,086)		(2,028)
Segment profit/(loss)	(4,724)			(5,372)		(13,085)
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	395			622		2,192
Copper segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	0			18		9
Copper segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	151,511			108,897		90,526
Segment profit/(loss)	(1,131)			(1,753)		(2,894)
Total assets	56,569			59,570
Total liabilities	49,703			43,277
Zinc India segment [member]
Disclosure of operating segments [line items]
Revenue	286,241			219,316		181,590
Depreciation and amortisation	(28,082)			(24,617)		(22,610)
Cost of sales and expenses	(124,621)			(103,116)		(94,450)
Other items	(1,342)					0
Segment profit/(loss)	132,196			91,583		64,530
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	38,284			25,163		46,088
Zinc India segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	286,241			219,316		181,590
Segment profit/(loss)	161,620			116,200		87,140
Total assets	215,297			200,072
Total liabilities	50,191			47,217
Zinc International Segment [member]
Disclosure of operating segments [line items]
Revenue	44,841			27,290		31,275
Depreciation and amortisation	(5,126)			(3,211)		(6,329)
Cost of sales and expenses	(29,501)			(19,190)		(27,477)
Other items	(46)			(40)		(42)
Segment profit/(loss)	10,171			4,849		(2,573)
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	11,037			3,754		7,552
Zinc International Segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	3
Zinc International Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	44,844			27,290		31,275
Segment profit/(loss)	15,343			8,100		3,798
Total assets	69,938			60,740
Total liabilities	11,594			10,672
Aluminium segment [member]
Disclosure of operating segments [line items]
Revenue	508,091			285,756		265,445
Depreciation and amortisation	(19,960)			(16,926)		(17,183)
Cost of sales and expenses	(335,435)			(208,919)		(245,837)
Other items	(3,757)			950		1,681
Asset under construction written off				(1,811)
Segment profit/(loss)	149,657			59,736		4,434
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	35,835			17,135		14,187
Aluminium segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	718			686		328
Aluminium segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	508,809			286,442		265,773
Segment profit/(loss)	173,374			77,523		19,936
Total assets	535,182			477,070
Total liabilities	173,784			156,994
Power segment [member]
Disclosure of operating segments [line items]
Revenue	55,005			53,752		58,599
Depreciation and amortisation	(5,700)			(5,749)		(5,701)
Cost of sales and expenses	(47,439)			(39,682)		(42,109)
Other items	(370)
Segment profit/(loss)	4,746			8,321		10,789
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	1,067			267		671
Power segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	3,250					0
Power segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	58,255			53,752		58,599
Segment profit/(loss)	10,816			14,070		16,490
Total assets	160,665			163,620
Total liabilities	17,152			18,405
Iron Ore Segment [member]
Disclosure of operating segments [line items]
Revenue	62,330			44,875		34,500
Depreciation and amortisation	(2,385)			(2,208)		(2,413)
Impairment reversal/(charge)						(1,201)
Cost of sales and expenses	(40,830)			(27,108)		(26,318)
Segment profit/(loss)	20,285			15,968		4,698
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	2,965			985		1,081
Iron Ore Segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	1,170			409		130
Iron Ore Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	63,500			45,284		34,630
Segment profit/(loss)	22,670			18,176		8,312
Total assets	46,027			33,039
Total liabilities	25,171			12,269
Oil and gas segment [member]
Disclosure of operating segments [line items]
Revenue	124,301			75,308		126,608
Depreciation and amortisation	(22,949)			(21,274)		(40,077)
Impairment reversal/(charge)	62,745					(135,031)
Cost of sales and expenses	(64,415)			(43,142)		(53,925)
Exploration Cost written off	(26,181)
Segment profit/(loss)	73,501			10,892		(102,425)
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	17,875			15,192		45,490
Oil and gas segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	124,301			75,308		126,608
Segment profit/(loss)	59,886			32,166		72,683
Total assets	262,757			181,108
Total liabilities	161,376			111,776
All other segments [member]
Disclosure of operating segments [line items]
Revenue	79,597			53,454		46,912
Depreciation and amortisation	(5,479)			(5,660)		(4,706)
Impairment reversal/(charge)						(5,098)
Cost of sales and expenses	(69,332)			(44,634)		(43,187)
Other items	(69)			(2,135)
Asset under construction written off	(701)			(629)
Segment profit/(loss)	4,134			709		(5,166)
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	12,812			6,019		2,373
All other segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	118			313		913
All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	79,715			53,767		47,825
Segment profit/(loss)	10,383			9,133		4,638
Total assets	91,395			78,160
Total liabilities	26,679			21,126
Elimination [member]
Disclosure of operating segments [line items]
Cost of sales and expenses	5,259			1,426		1,380
Elimination [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(5,259)			(1,426)		(1,380)
Elimination [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	₨ (5,259)			₨ (1,426)		₨ (1,380)

[1]	Additionally, Non-current bank deposits of ₹ 1,107 million and ₹ 2,017 million ($ 27 million) as at March 31, 2021 and March 31, 2022 respectively have been included to form part of ‘total cash’ in the capital management disclosures.